UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-23035

The Gabelli Go Anywhere Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Go Anywhere Trust

Semiannual Report — June 30, 2021

To Our Shareholders,

For the six months ended June 30, 2021, the net asset value (NAV) total return of The Gabelli Go Anywhere Trust (the Fund) was 23.6%, compared with a total return of 15.3% for the Standard & Poor’s (S&P) 500 Index. The total return for the Fund’s publicly traded shares was 36.3%. The Fund’s NAV per share was $17.42, while the price of the publicly traded shares closed at $16.26 on the NYSE American. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2021 (a) (Unaudited)

	Year to Date	1 Year	3 year	Since Inception (11/2/16)*
Gabelli Go Anywhere Trust (GGO)
NAV Total Return (b)	23.57%	64.60%	(0.32)%	1.75%
Investment Total Return (c)	36.34	70.70	(3.73)	(4.39)
S&P 500 Index	15.25	40.79	18.67	18.89

*	For purposes of calculating these comparative results, November 2, 2016, the date when the common shares began trading separately on the NYSE American, is considered the inception date.

(a)	Performance returns for periods of less than one year are not annualized. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The total returns reflect changes in the NAV per share and are net of expenses. The since inception return is based on a NAV of $18.46 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination.
(c)	The total returns reflect changes in the closing market value on the NYSE American. The since inception return is based on a price of $19.75 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of total investments as of June 30, 2021:

The Gabelli Go Anywhere Trust

U.S. Government Obligations	45.9%
Health Care	6.1%
Automotive: Parts and Accessories	5.1%
Financial Services	5.0%
Machinery	4.6%
Entertainment	4.4%
Cable and Satellite	3.7%
Energy and Utilities	3.3%
Equipment and Supplies	2.6%
Real Estate	2.5%
Diversified Industrial	2.3%
Food and Beverage	2.2%
Aerospace	2.0%
Specialty Chemicals	2.0%
Media	1.7%
Computer Software and Services	1.4%
Consumer Products	1.3%
Metals and Mining	1.1%
Telecommunications	1.1%
Transportation	0.5%
Building and Construction	0.5%
Agriculture	0.3%
Publishing	0.3%
Closed-End Funds	0.1%
Retail	0.0%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 7, 2021, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Go Anywhere Trust

Schedule of Investments — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 53.9%
	Health Care — 6.1%
40,000	Achaogen Inc.†	$9,938	$1,000
15,000	Bausch Health Cos. Inc.†	313,245	439,800
7,000	Bluebird Bio Inc.†	215,202	223,860
3,000	Covetrus Inc.†	30,581	81,000
8,000	Cutera Inc.†	162,405	392,240
5,000	Idorsia Ltd.†	63,648	137,476
3,800	IntriCon Corp.†	65,384	85,424
1,500	NeoGenomics Inc.†	20,823	67,755
65,000	Viatris Inc.	1,041,514	928,850
		1,922,740	2,357,405
	Automotive: Parts and Accessories — 5.1%
8,000	Dana Inc.	81,420	190,080
40,000	Navistar International Corp.†	1,636,076	1,780,000
		1,717,496	1,970,080
	Financial Services — 5.0%
3,500	Citigroup Inc.	177,224	247,625
2,000	Flushing Financial Corp.	35,728	42,860
4,000	Icahn Enterprises LP	121,690	219,960
8,000	Steel Partners Holdings LP†	74,848	232,960
11,000	The Bank of New York Mellon Corp.	466,482	563,530
1,000	The PNC Financial Services Group Inc.	89,359	190,760
9,500	Wells Fargo & Co.	372,251	430,255
		1,337,582	1,927,950
	Machinery — 4.6%
6,500	Astec Industries Inc.	205,560	409,110
70,000	CNH Industrial NV	731,034	1,155,810
16,500	Twin Disc Inc.†	158,649	234,795
		1,095,243	1,799,715
	Entertainment — 4.4%
3,000	Cherry AB, Cl.B†(a)	28,485	30,497
10,000	Gamesys Group plc	267,952	255,081
55,000	Grupo Televisa SAB, ADR	569,772	785,400
7,000	Liberty Media Corp.- Liberty Braves, Cl.A†	148,236	197,540
28,800	Sirius XM Holdings Inc.	133,701	188,352
5,000	ViacomCBS Inc., Cl.A	234,721	242,250
		1,382,867	1,699,120
	Cable and Satellite — 3.7%
70,000	WideOpenWest Inc.†	459,669	1,449,700

	Energy and Utilities — 3.3%
8,000	Halliburton Co.	153,107	184,960
3,000	Mueller Water Products Inc., Cl.A	32,972	43,260
Shares		Cost	Market Value
3,200	National Fuel Gas Co.	$151,085	$167,200
15,000	PNM Resources Inc.	731,331	731,550
2,000	Solarpack Corp. Tecnologica SA†	63,499	62,015
2,000	The AES Corp.	20,660	52,140
1,000	UGI Corp.	35,845	46,310
		1,188,499	1,287,435
	Equipment and Supplies — 2.6%
7,500	Flowserve Corp.	287,543	302,400
15,000	Mueller Industries Inc.	406,445	649,650
2,300	The Eastern Co.	52,181	69,759
		746,169	1,021,809
	Real Estate — 2.5%
13,831	Indus Realty Trust Inc., REIT	427,472	908,005
36,000	Trinity Place Holdings Inc., REIT†	96,075	75,960
		523,547	983,965
	Diversified Industrial — 2.3%
12,151	Ampco-Pittsburgh Corp.†	82,367	73,756
1,000	EnPro Industries Inc.	47,530	97,150
5,000	Griffon Corp.	73,918	128,150
1,700	Hyster-Yale Materials Handling Inc.	92,055	124,066
12,000	Myers Industries Inc.	176,830	252,000
3,000	Textron Inc.	143,184	206,310
		615,884	881,432
	Food and Beverage — 2.2%
400	Chr. Hansen Holding A/S	21,943	36,101
1,000	Diageo plc, ADR	106,429	191,690
13,500	Farmer Brothers Co.†	63,045	171,315
1,000	Nestlé SA	73,910	124,529
700	Pernod Ricard SA	74,288	155,381
800	Remy Cointreau SA	78,836	165,151
		418,451	844,167
	Aerospace — 2.0%
15,000	Aerojet Rocketdyne Holdings Inc.	788,423	724,350
1,500	Allied Motion Technologies Inc.	30,891	51,795
		819,314	776,145
	Specialty Chemicals — 2.0%
13,200	Ferro Corp.†	198,451	284,724
21,000	GCP Applied Technologies Inc.†	482,606	488,460
		681,057	773,184

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Media — 1.7%
20,000	Sinclair Broadcast Group Inc., Cl.A	$557,317	$664,400

	Computer Software and Services — 1.4%
1,500	Diebold Nixdorf Inc.†	4,185	19,260
3,600	Digi International Inc.†	34,197	72,396
7,500	FireEye Inc.†	106,783	151,650
10,000	Hewlett Packard Enterprise Co.	129,675	145,800
500	Rockwell Automation Inc.	88,816	143,010
		363,656	532,116
	Consumer Products — 1.3%
500	Edgewell Personal Care Co.	22,965	21,950
2,500	Energizer Holdings Inc.	98,005	107,450
18,000	Mattel Inc.†	210,295	361,800
		331,265	491,200
	Telecommunications — 1.1%
7,000	Lumen Technologies Inc.	76,175	95,130
500	Telephone and Data Systems Inc.	10,213	11,330
2,800	United States Cellular Corp.†	103,374	101,668
5,000	Vantage Towers AG†	143,100	161,025
28,000	VEON Ltd., ADR†	92,050	51,240
		424,912	420,393
	Metals and Mining — 1.0%
10,000	Freeport-McMoRan Inc.	114,554	371,100

	Transportation — 0.5%
22,500	Bollore SA	92,451	120,591
1,000	GATX Corp.	42,524	88,470
		134,975	209,061
	Building and Construction — 0.5%
26,000	Armstrong Flooring Inc.†	102,447	160,940
500	Bouygues SA	14,873	18,492
		117,320	179,432
	Agriculture — 0.3%
3,000	Corteva Inc.	141,518	133,050

	Publishing — 0.3%
5,000	The E.W. Scripps Co., Cl.A	57,372	101,950

	Retail — 0.0%
1,200	Cars.com Inc.†	10,218	17,196

	TOTAL COMMON STOCKS	15,161,625	20,892,005

Shares		Cost	Market Value
	CLOSED-END FUNDS — 0.1%
3,000	Altaba Inc., Escrow†	$30,855	$43,650

	RIGHTS— 0.1%
	Metals and Mining — 0.1%
67,000	Pan American Silver Corp., CVR†	15,410	56,950

	Health Care — 0.0%
10,000	Dova Pharmaceuticals Inc., CVR†	0	1,250
25,000	Innocoll, CVR†(a)	15,000	0
10,000	Ipsen SA/Clementia, CVR†(a)	13,500	0
3,600	Ocera Therapeutics, CVR†(a)	972	612
		29,472	1,862
	TOTAL RIGHTS	44,882	58,812

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,155	Weatherford International plc, expire 12/13/23†	0	508

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 45.9%
$17,793,000	U.S. Treasury Bills, 0.006% to 0.090%††, 07/01/21 to 12/30/21	17,791,600	17,791,389

TOTAL INVESTMENTS — 100.0%		$33,028,962	38,786,364

Other Assets and Liabilities (Net)			(433,143)

PREFERRED SHARES
(285,267 preferred shares outstanding)			(11,410,680)

NET ASSETS — COMMON SHARES
(1,546,852 common shares outstanding)			$26,942,541

NET ASSET VALUE PER COMMON SHARE
($26,942,541 ÷ 1,546,852 shares outstanding)			$17.42

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Statement of Assets and Liabilities

June 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $33,028,962)	$38,786,364
Cash	10,740
Deposit at brokers	173,729
Receivable for Fund shares sold	596
Dividends receivable	15,425
Total Assets	38,986,854
Liabilities:
Distributions payable	7,924
Payable for investments purchased	499,861
Payable for investment advisory fees	11,063
Payable for payroll expenses	5,350
Payable for legal and audit fees	46,983
Other accrued expenses	62,452
Total Liabilities	633,633
Preferred Shares, $0.001 par value, unlimited number of shares authorized:
Series A Cumulative, Puttable, and Callable Preferred Shares (5.000%, $40 liquidation value, 285,267 shares issued and outstanding)	11,410,680

Net Assets Attributable to Common Shareholders	$26,942,541

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$24,379,480
Total distributable earnings	2,563,061
Net Assets	$26,942,541

Net Asset Value per Common Share:
($26,942,541 ÷ 1,546,852 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$17.42

Statement of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,076)	$302,078
Non-cash dividends	27,018
Interest	5,021
Total Investment Income	334,117
Expenses:
Investment advisory fees	91,783
Legal and audit fees	48,283
Shareholder communications expenses	25,700
Trustees’ fees	25,096
Shareholder services fees	16,732
Payroll expenses	15,577
Custodian fees	5,968
Interest expense	699
Miscellaneous expenses	20,210
Total Expenses	250,048
Less:
Expenses paid indirectly by broker (See Note 3)	(699)
Advisory fee reduction (See Note 3)	(28,780)
Total Credits	(29,479)
Net Expenses	220,569
Net Investment Income	113,548
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments	4,196,641
Net realized loss on foreign currency transactions	(20)

Net realized gain on investments and foreign currency transactions	4,196,621
Net change in unrealized appreciation/depreciation:
on investments	1,141,060
on foreign currency translations	(337)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,140,723
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency	5,337,344
Net Increase in Net Assets Resulting from Operations	5,450,892
Total Distributions to Preferred Shareholders	(289,000)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$5,161,892

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Statement of Changes in Net Assets Attributable to Common Stockholders

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020

Operations:
Net investment income/(loss)	$113,548	$(266,966)
Net realized gain/(loss) on investments and foreign currency transactions	4,196,621	(6,641,525)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,140,723	2,019,337
Net Increase/(Decrease) in Net Assets Resulting from Operations	5,450,892	(4,889,154)
Distributions to Preferred Shareholders:
Accumulated earnings	(289,000)*	—
Return of capital	—	(694,325)
Total Distributions to Preferred Shareholders	(289,000)	(694,325)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	5,161,892	(5,583,479)

Distributions to Common Shareholders:
Accumulated earnings	(154,690)*	—
Return of capital	—	(542,440)
Total Distributions to Common Shareholders	(154,690)	(542,440)

Fund Share Transactions:
Net decrease in net assets from repurchase of common shares	(20,720)	(98,898)
Net increase/(decrease) in net assets from repurchase of preferred shares	(3,951)	116,304
Recapture of gain on sale of Fund shares by an affiliate	—	506
Net Increase/(Decrease) in Net Assets from Fund Share Transactions	(24,671)	18,002

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	4,982,531	(6,107,917)

Net Assets Attributable to Common Shareholders:
Beginning of year	21,960,010	28,067,927
End of period	$26,942,541	$21,960,010

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended		Year Ended December 31,				Period Ended
	June 30, 2021						December 31,
	(Unaudited)		2020	2019	2018	2017	2016(a)
Operating Performance:
Net asset value, beginning of period	$14.18		$18.05	$15.36	$20.30	$18.82	$18.96 (b)
Net investment income/(loss)	0.07	(c)	(0.17)	(0.03)	(0.04)	(0.02)	(0.12)
Net realized and unrealized gain/ (loss) on investments and foreign currency transactions	3.45		(2.99)	4.10	(3.43)	2.63	0.32
Total from investment operations	3.52		(3.16)	4.07	(3.47)	2.61	0.20
Distributions to Preferred Shareholders: (d)
Net investment income	(0.00	)*(e)	—	—	—	(0.01)	—
Net realized gain	(0.18	)*	—	(0.27)	(0.67)	(0.89)	—
Return of capital	—		(0.45)	(0.39)	—	(0.06)	(0.34)
Total distributions to preferred shareholders	(0.18)		(0.45)	(0.66)	(0.67)	(0.96)	(0.34)
Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	3.34		(3.61)	3.41	(4.14)	1.65	(0.14)
Distributions to Common Shareholders:
Net investment income	(0.00	)*(e)	—	—	—	—	—
Net realized gain	(0.10	)*	—	—	(0.28)	—	—
Return of capital	—		(0.35)	(0.80)	(0.52)	(0.20)	—
Total distributions to common shareholders	(0.10)		(0.35)	(0.80)	(0.80)	(0.20)	—
Fund Share Transactions:
Increase in net asset value from common shares issued upon reinvestment of dividends	—		—	—	0.00 (e)	—	—
Increase in net asset value from repurchase of common shares	0.00	(e)	0.01	0.08	—	—	—
Increase/(decrease) in net asset value from repurchase of preferred shares	(0.00	)(e)	0.08	—	—	—	—
Recapture of gain on sale of Fund shares by an affiliate	—		0.00 (e)	—	—	0.03	—
Total Fund share transactions	(0.00	)(e)	0.09	0.08	0.00 (e)	0.03	—
Net Asset Value Attributable to Common Shareholders, End of Period	$17.42		$14.18	$18.05	$15.36	$20.30	$18.82
NAV total return †	23.57%		(18.58)%	23.03%	(21.13)%	8.94%	1.95%
Market value, end of period	$16.26		$12.00	$15.41	$14.10	$18.04	$21.03
Investment total return ††	36.34%		(19.00)%	14.73%	(18.30)%	(13.27)%	6.48%
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$38,353		$33,611	$49,122	$46,233	$54,154	$51,780
Net assets attributable to common shares, end of period (in 000’s)	$26,943		$21,960	$28,068	$24,763	$32,684	$30,310

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended										Period Ended
	June 30, 2021		Year Ended December 31,								December 31,
	(Unaudited)		2020		2019		2018		2017		2016(a)
Ratio of net investment income/ (loss) to average net assets attributable to common shares before preferred distributions	0.90	%(c)(f)	(1.39)%		(0.14)%		(0.23)%		(0.09)%		(2.02	)%(f)
Ratio of operating expenses to average net assets attributable to common shares before fees waived (g)	1.98	%(f)(h)	3.45	%(h)	2.91	%(h)	2.78	%(h)	2.50	%(h)	2.95	%(f)
Ratio of operating expense to average net assets attributable to common shareholders net of advisory fee reduction, if any (i)	1.75	%(f)	3.08%		2.91%		2.78%		2.50%		2.95	%(f)
Portfolio turnover rate	46%		60%		86%		102%		180%		102%
Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$11,411		$11,651		$21,054		$21,470		$21,470		$21,470
Total shares outstanding (in 000’s)	285		292		526		537		537		537
Liquidation preference per share	$40.00		$40.00		$40.00		$40.00		$40.00		$40.00
Average market value (j)	$40.76		$40.79		$41.34		$42.51		$44.91		$50.97
Asset coverage per share	$134.45		$115.39		$93.33		$86.14		$100.89		$96.47
Asset Coverage	336%		288%		233%		215%		252%		241%

†	The NAV total return reflects changes in the NAV per share and is net of expenses. The inception return is based on an NAV of $18.46 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination. Total return for a period of less than one year is not annualized.

††	The investment total return reflects changes in closing market value on the NYSE American. Inception return is based on a price of $19.75 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	The Fund commenced investment operations on September 2, 2016.

(b)	The beginning of period NAV reflects a $0.04 reduction for offering costs associated with the initial public offering.

(c)	Includes income resulting from special dividends. Without these dividends, the per share income amount would have been $0.06, and the net investment income ratio would have been 0.69%.

(d)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(e)	Amount represents less than $0.005 per share.

(f)	Annualized.

(g)	Ratio of operating expenses to average net assets including liquidation value of preferred shares before fees waived/fee reduction for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017, and the period ended December 31, 2016 would have been 1.36%, 1.99%, 1.64%, 1.65%, 1.48%, and 1.73%, respectively.

(h)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, and 2017, there was no impact on the expense ratios.

(i)	Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017, and the period ended December 31, 2016 would have been 1.20%, 1.78%, 1.64%, 1.65%, 1.48%, and 1.73%, respectively.

(j)	The average market value of the Series A preferred shares is based on weekly prices that are above the liquidation price of a Series A preferred share and these market prices are not likely to be sustainable.

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Go Anywhere Trust (the Fund) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on February 26, 2015 and registered under the Investment Company Act of 1940, as amended (the 1940 Act), whose primary objective is total return, consisting of capital appreciation and current income. Investment operations commenced on September 2, 2016.

Under normal market conditions, the Fund intends to invest primarily in a broad range of equity securities consisting of common stock, preferred stock, convertible or exchangeable securities, depositary receipts, and warrants and rights to purchase such securities and, to a lesser extent, in debt securities.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Entertainment	$1,668,623	—	$30,497	$1,699,120
Health Care	2,356,405	$1,000	—	2,357,405
Other Industries (b)	16,835,480	—	—	16,835,480
Total Common Stocks	20,860,508	1,000	30,497	20,892,005
Closed-End Funds	—	43,650	—	43,650
Rights (b)	56,950	1,250	612	58,812
Warrants (b)	508	—	—	508
U.S. Government Obligations	—	17,791,389	—	17,791,389
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$20,917,966	$17,837,289	$31,109	$38,786,364

(a)	Level 3 securities are valued at last available closing price. The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Trustees.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2021, the Fund did not have transfers into or out of Level 3.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata port on of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2021, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s Series A Cumulative Puttable and Callable Preferred Shares (Preferred Shares) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2020 was as follows:

	Common	Preferred
Distributions paid from:
Return of capital	$542,440	$694,325

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2020, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$833,204
Long term capital loss carryforward with no expiration	5,162,649
Total Capital Loss Carryforwards	$5,995,853

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2021:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$33,602,097	$6,067,333	$(883,066)	$5,184,267

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2021, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. Effective September 1, 2020 the Adviser agreed to voluntarily waive its advisory fee to 0.50% with respect to all of the Trust’s outstanding common stock and to 0.00% with respect to all of the Trust’s outstanding Series A Preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs. During the six months ended June 30, 2021, the Adviser waived expenses in the amount of $28,780.

During the six months ended June 30, 2021, the Fund paid $4,702 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $699.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2021.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from the Adviser or its affiliates). During the six months ended June 30, 2021, the Fund accrued $15,577 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2021, other than short term securities and U.S. Government obligations, aggregated $9,416,733 and $13,563,883, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of capital shares of $0.001 par value, which the Board may classify from time to time as common shares of beneficial interest or preferred shares. On September 2, 2016, the Fund offered up to 2,000,000 combinations consisting of three Common Shares and one $40 Preferred Share. This offering was in addition to 1,713 combinations issued previously as seed capital for $166,161. Pursuant to the offering on September 2, 2016, the Fund issued 535,031 combinations receiving proceeds of $51,898,007, before deduction of offering expenses of $63,609. On November 2, 2016, the combination split and began trading separately on the NYSE American as common shares and preferred

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

shares. The Board has authorized the Fund to repurchase its common shares in the open market when the common shares are trading at a discount from NAV of 7.5% or more (or such other percentage as the Board may determine from time to time) and to repurchase its Preferred Shares at prices determined to be beneficial to common shareholders. During the six months ended June 30, 2021 and the year ended December 31, 2020, the Fund repurchased and retired 1,575 and 6,788 of its common shares at an investment of $20,720 and $98,898 and an average discount of approximately 13.43% and 12.37%, respectively, from its NAV.

Transactions in shares of common shares of beneficial interest were as follows:

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount

Decrease from repurchase of common shares	(1,575)	$(20,720)	(6,788)	$(98,898)

At no later than 30 days prior to September 2, 2021, the then outstanding common shares will be subject to a tender offer at a price per common share determined by the Board and expressed as a percentage (but not less than 95%) of the NAV per common share most recently determined as of the close of business on the last business day prior to the date the Fund purchases common shares.

The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price of $40 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The liquidation value of the Preferred Shares is $40 per share. The Preferred Shares had an annual dividend rate of 8.00% through June 2017 and 5.00% for the subsequent eight dividend periods ending on or prior to June 26, 2019. On July 22, 2019, the Board of Trustees approved the continuation of the annual dividend rate for the Series A Preferred Shares at 5.00%, effective for one year after the dividend period ended September 26, 2019. The Board approved the continuation of the annual dividend rate for the Series A Preferred Shares at 5.00%, effective for one year after the dividend period ended September 26, 2020.

During the six months ended June 30, 2021, the Fund repurchased and retired 6,012 Series A Preferred at an investment of $244,431.

At June 30, 2021, 285,267 Series A Preferred were outstanding and accrued dividends amounted to $7,924.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting shares must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

On May 14, 2021, the Board announced that, commencing five years from the closing date of the offering (September 15, 2016), and thereafter, to the extent permitted by the 1940 Act and Delaware law, the Fund intends, upon notice, to redeem the Series A Preferred Shares at a price equal to the liquidation preference ($40.00) per share plus accumulated but unpaid distributions through the date of redemption.

6. Significant Shareholder. As of June 30, 2021, 69.6% of the Common Shares and 33.0% of the Preferred Shares were beneficially owned by the Adviser or its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. On August 2, 2021, the Fund issued a press release announcing the Fund’s intention to commence a tender offer to purchase for cash all of the Fund’s issued and outstanding Common Shares. The tender offer will only be made to current holders of Common Shares (Shareholders). The tender offer will commence on August 3, 2021, and will expire at 5:00 p.m., Eastern time on Friday, September 24, 2021, unless otherwise extended. Subject to various terms and conditions described in the offering materials to be distributed to Shareholders, purchases will be made at a price equal to 98% of the net asset value per Common Share.

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

Shareholder Meeting – May 10, 2021 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 10, 2021. At that meeting, common and preferred shareholders elected Calgary Avansino, Michael J. Melarkey, and Christina A. Peeney as Trustees of the Fund, with a total 1,760,990 votes, 1,761,111 votes, and 1,760,990 votes cast in favor of these Trustees, and a total of 1,532 votes and 1,411 votes, and 1,532 votes withheld for these Trustees, respectively.

Mario J. Gabelli, Frank J. Fahrenkopf, Jr., Anthony S. Colavita, and Kuni Nakamura continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Under the Fund’s Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan (the “Plan”), a shareholder whose shares of common s tock are registered in his or her own name will have all distributions reinvested automatically by Computershare Trust Company, N.A. (“Computershare”), which is an agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in “street name”) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own shares of common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to investors who do not participate in the Plan will be paid by check mailed directly to the record holder by Computershare as dividend-disbursing agent.

Enrollment in the Plan

It is the policy of Gabelli Go Anywhere Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their common shares certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash may submit this request through the Internet, by telephone or in writing to:

Gabelli Go Anywhere Trust

c/o Computershare

P.O. Box 505000

Louisville, KY 40233-5000

Telephone: (800) 336-6983

Website: www.computershare.com/investor

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the Fund’s records. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact Computershare at the website or telephone number above.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy shares of common shares in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

(Continued)

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a per share fee (currently $0.02 per share). Per share fees include any applicable brokerage commissions Computershare is required to pay and fees for such purchases are expected to be less than the usual fees for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 6006, Carol Stream, IL 60197-6006 such that Computershare receives such payments approximately two business days before the 1st and 15th of the month. Funds not received at least two business days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least two business days before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare may do so through the Internet, in writing or by telephone to the above-mentioned website, address or telephone number. Include in your request your name, address, and account number. Computershare will sell such shares through a broker-dealer selected by Computershare within 5 business days of receipt of the request. The sale price will equal the weighted average price of all shares sold through the Plan on the day of the sale, less applicable fees. Participants should note that Computershare is unable to accept instructions to sell on a specific date or at a specific price. The cost to liquidate shares is $2.50 per transaction as well as the per share fee (currently $0.10 per share) Per share fees include any applicable brokerage commissions Computershare is required to pay and are expected to be less than the usual fees for such transactions.

More information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan is available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 30 days written notice to participants in the Plan.

THE GABELLI GO ANYWHERE TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Go Anywhere Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI GO ANYWHERE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Ronald S. Eaker joined GAMCO Investors, Inc. in 1987. Currently he is a Managing Director of Gabelli Fixed Income, LLC and a portfolio manager of Gabelli Funds,LLC. Mr. Eaker manages short term cash products and high grade intermediate fixed income products. Prior to joining Gabelli, Mr.Eaker was affiliated with Frank Henjes & Co. He is a graduate of Pennsylvania State University with a BS in Finance.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per common share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGOX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GO ANYWHERE TRUST

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

 GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Calgary Avansino

Former Chief Executive Officer,

Glamcam

Anthony S. Colavita

President,

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President & Chief

Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Christina A. Peeney

Adjunct Professor,

Middlesex County College

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Peter Goldstein

Secretary

Richard J. Walz

Chief Compliance Officer

David I. Schachter

Vice President & Ombudsman

Laurissa M. Martire

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York

Mellon

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GGO Q2/2021

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2021 through 01/31/2021	Common – 1,375 Preferred Series A – 431	Common – $12.8934 Preferred Series A – $40.80	Common – 1,375 Preferred Series A – 431	Common – 1,548,427 - 1,375 = 1,547,052 Preferred Series A – 291,279 - 431 = 290,848
Month #2 02/01/2021 through 02/28/2021	Common – 100 Preferred Series A – 1,084	Common – $13.55 Preferred Series A – $40.99	Common – 100 Preferred Series A – 1,084	Common – 1,547,052 - 100 = 1,546,952 Preferred Series A – 290,848 - 1,084 = 289,764
Month #3 03/01/2021 through 03/31/2021	Common – 100 Preferred Series A – 597	Common – $14.62 Preferred Series A – $41.01	Common – 100 Preferred Series A – 597	Common – 1,547,952 - 100 = 1,546,852 Preferred Series A – 289,764 - 597 = 289,167
Month #4 04/01/2021 through 04/30/2021	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 1,546,852 Preferred Series A – 289,167
Month #5 05/01/2021 through 05/31/2021	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 1,546,852 Preferred Series A – 289,167
Month #6 06/01/2021 through 06/30/2021	Common – N/A Preferred Series A – 3,900	Common – N/A Preferred Series A – $40.45	Common – N/A Preferred Series A – 3,900	Common – 1,546,852 Preferred Series A – 289,167 - 3,900 = 285,267
Total	Common – 1,575 Preferred Series A – 6,012	Common – $13.2339 Preferred Series A – $40.83	Common – 1,575 Preferred Series A – 6,012	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs in the Fund’s reports to shareholders in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased at prices that are beneficial to the common shareholders.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Go Anywhere Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, President and Principal Executive Officer

Date	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, President and Principal Executive Officer

Date	September 3, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 3, 2021

* Print the name and title of each signing officer under his or her signature.